Common Stock and Common Stock Payable Issued for Services - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended								12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended
	Dec. 28, 2012	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007	Nov. 30, 2013	May 31, 2013 Transaction 02	May 31, 2012 Transaction 02	Nov. 30, 2013 Director And Consultants	Nov. 30, 2012 Director And Consultants	Nov. 30, 2013 Director And Consultants	Nov. 30, 2012 Director And Consultants	May 31, 2013 Director Transaction 01	May 31, 2012 Director Transaction 01	May 31, 2013 Director Transaction 01 Minimum	May 31, 2013 Director Transaction 01 Maximum	May 31, 2013 Director Transaction 02	May 31, 2013 Consultant	May 31, 2012 Consultant
Common Stock Issued For Services [Line Items]
Common stock issued	66,116									108,000	400,000					51,520				10,000	60,000
Issue price per share									$ 1.30									$ 0.80	$ 1.60		$ 2.68
Stock-based compensation recognized		$ 3,261,951	$ 1,692,290	$ 952,316	$ 1,671,118	$ 371,996	$ 461,602	$ 535,984			$ 388,000	$ 0	$ 21,000	$ 0	$ 186,000	$ 49,000	$ 35,000				$ 161,000	$ 203,000
Settlement of trade payable	447,000
Cash payment for service from previous principal law firm	45,000
Common stock issued for service from previous principal law firm, value	80,000			184,500		6,468
Gain on satisfaction of trade payables		$ 322,000